Equity (Details Narrative)											6 Months Ended	12 Months Ended
		Jun. 29, 2026 SGD ($) shares	May 12, 2026 shares	Mar. 31, 2026 shares	Mar. 27, 2026 shares	Mar. 26, 2026 shares	Mar. 24, 2026	Feb. 12, 2026 shares	Sep. 04, 2025 shares	Feb. 15, 2024 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Jun. 29, 2026 $ / shares shares	May 11, 2026 shares	Apr. 20, 2026 shares	Mar. 30, 2026 shares	Jan. 23, 2026 USD ($) $ / shares shares
Class of Stock [Line Items]
Stock issued dividend | $										$ 500,000
Common stock, shares authorized										500,000,000							100,000,000,000
Common stock, par value | $ / shares										$ 0.001							$ 0.000005
Issuance of common stock									2,000,000
Common stock, shares outstanding								37,777.78
Share capital | $																	$ 500,000
Preferred shares authorized											22,222,222.22	22,222,222.22					10,000,000,000
Preferred stock par value | $ / shares											$ 0.00225	$ 0.00225					$ 0.000005
Preferred stock share issued
Preferred stock share outstanding
Reverse stock split, description		on June 29, 2026, our shareholders approved to increase the share capital from US$500,000 divided into (a) 177,777,777.78 Class A Ordinary Shares with a par value of US$0.00225 each, (b) 22,222,222.22 Class B Ordinary Shares with a par value of US$0.00225 each and (c) 22,222,222.22 Preferred Shares with a par value of US$0.00225 each to US$23,000,000 divided into (a) 10,177,777,777.78 Class A Ordinary Shares with a par value of US$0.00225 each, (b) 22,222,222.22 Class B Ordinary Shares with a par value of US$0.00225 each and (c) 22,222,222.22 Preferred Shares with a par value of US$0.00225 each by the creation of an additional 10,000,000,000 Class A Ordinary Shares. Further approved at the EGM, our shareholders approved a reverse share split at a ratio of not less than 2 share to 1 and up to 500 to 1 (the “Proposed Share Consolidation”), with the exact ratio to be determined by our board of directors.						15-for-1 reverse share split
Reverse share split, shares			19,198					17,000,000
Stock split shares								1,133,334
Adjusted authorized share capital								500,000
Reverse share split			30-to-1	15-to-1	30-to-1	30-to-1					30-for-1
IPO [Member]
Class of Stock [Line Items]
Common stock, shares issued												17,000,000
Common stock, shares outstanding												17,000,000
Reverse share split							approved a 30:1 reverse share split of our issued and unissued shares, to be effective on a date to be further determined by our board of directors, such that upon the reverse share split becoming effective, the share capital of our Company will become US$500,000 divided into (a) 177,777,777.78° class A ordinary shares of a nominal or par value of US$0.00225 each; (b) 22,222,222.22° class B ordinary shares of a nominal or par value of US$0.00225 each; and (c) 22,222,222.22° preferred shares of a nominal or par value of US$0.00225 each. On April 29, 2026, the board of directors have further resolved that the reverse share split will take effect on May 4, 2026.	approved a 15:1 reverse share split of our issued and authorized shares, such that the share capital of the Company will be US$500,000 divided into (a) 5,333,333,333.33 Class A Ordinary Shares of a nominal or par value of US$0.000075 each, (b) 666,666,666.66 Class B Ordinary Shares of a nominal or par value of US$0.000075 each, and (c) 666,666,666.66 preferred shares of a nominal or par value of US$0.000075.
Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares													$ 0.00225
Increase in authorized share capital, shares		22,222,222.22
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock	[1]										1,280,964	4,444
Common stock, shares issued												17,000,000
Common stock, shares outstanding												17,000,000
Minimum [Member]
Class of Stock [Line Items]
Adjusted authorized share capital								100,000,000,000
Maximum [Member]
Class of Stock [Line Items]
Adjusted authorized share capital								6,666,666,667
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized											10,177,777,777.78	177,777,777.78					80,000,000,000
Common stock, par value | $ / shares											$ 0.00225	$ 0.00225					$ 0.000005
Increase in authorized share capital, shares		10,177,777,777.78
Common stock, shares issued								18,427			1,299,391	18,427
Common stock, shares outstanding								18,427			1,299,391	18,427
Stock split shares								552,810
Issuance of shares			1,299,391	18,852	3,225,000	12,746								1,280,193	107,500	18,427
Class of warrants			1,153,841
Common Class A [Member] | Director [Member]
Class of Stock [Line Items]
Issuance of shares															425
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued												8,292,150
Common stock, shares outstanding												8,292,150
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Increase in authorized share capital | $		$ 500,000
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Increase in authorized share capital | $		$ 23,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized											22,222,222.22	22,222,222.22					10,000,000,000
Common stock, par value | $ / shares											$ 0.00225	$ 0.00225					$ 0.000005
Increase in authorized share capital, shares		22,222,222.22
Common stock, shares issued								19,350.78			19,351	19,351
Common stock, shares outstanding								19,350.78			19,351	19,351
Stock split shares								580,524
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued												8,707,850
Common stock, shares outstanding												8,707,850
Fitness Champs Holdings Limited [Member]
Class of Stock [Line Items]
Common stock, shares authorized										500,000,000
Common stock, par value | $ / shares										$ 0.001
Fitness Champs Holdings Limited [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized													10,000,000,000

[1]	Retrospectively presented for the effect of (i) the 15 for 1 reverse share split effected on February 12, 2026, and (ii) the 30 for 1 reverse share split effected on May 4, 2026.